Description of Business (Details)	6 Months Ended
Jun. 30, 2025
Description of Business [Line Items]
Entity incorporated date	Feb. 26, 2021
Marti Ileri Teknoloji Anonim Şirketi (“Marti Ileri”) [Member]
Description of Business [Line Items]
Percentage of subsidiaries	100.00%